--------------------------------------------------------------------------------
Alliance
Municipal
Trust
 - Massachusetts
   Portfolio
--------------------------------------------------------------------------------

                             AllianceCapital [LOGO](R)

Semi-Annual Report
December 31, 1998
(unaudited)

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
December 31, 1998 (unaudited)
                              Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                        Value
--------------------------------------------------------------------------------
            MUNICIPAL BONDS-92.4%
            ARKANSAS-1.7%
            Blytheville IDR
            (Nucor Corp. Project)
            Series '98
            AMT VRDN
$      600  6/01/28 (b).............       4.20%             $       600,000
                                                             ---------------
            MASSACHUSETTS-75.3%
            Andover GO
            Series '98
       800  12/15/99 ...............       3.13                      823,618
            Ayer GO BAN
            Series '98 AMBAC
       419  4/01/99 ................       3.90                      422,113
            Brookline GO
            Series '98
       777  6/01/99 ................       3.77                      783,960
            Chatham GO
            Series '98 FGIC
       875  7/15/99 ................       3.77                      887,401
            Dudley GO BAN
            Series '98 FSA
       235  3/15/99 ................       3.69                      236,285
            Georgetown GO
            Series '98 MBIA
       375  5/01/99 ................       3.80                      376,077
            Harwich GO
            Series '98 FSA
       450  10/15/99 ...............       3.21                      457,940
            Hingham GO
            Series '98
       320  2/15/99 ................       3.71                      320,876
            Massachusetts AMBAC
            Series '89C
       300  6/01/99 ................       3.90                      309,629
            Massachusetts Health &
            Education Facility
            (Amherst College)
            VRDN
     1,800  11/01/26 (b)............       3.90                    1,800,000
            Massachusetts Health &
            Education Facility
            (Brigham & Women's
            Hospital)
            Series '85A VRDN
     1,000  7/01/17 (b).............       3.90                    1,000,000
            Massachusetts Health &
            Education Facility
            (Falmouth Assisted
            Living)
            Series '95A VRDN
       500  11/01/26 (b)............       3.85                      500,000
            Massachusetts Health &
            Education Facility
            (Harvard University)
            Series '85 VRDN
       600  2/01/16 (b).............       3.95                      600,000
            Massachusetts IFA
            (ADP Inc. Project)
            Series '97 VRDN
     1,000  12/01/19 (b)............       5.35                    1,000,000
            Massachusetts IFA
            (Berkshire Project)
            Series '90 VRDN
     2,200  9/01/20 (b).............       4.05                    2,200,000
            Massachusetts IFA
            (Carand Realty Trust)
            AMT VRDN
       925  5/01/17 (b).............       4.00                      925,000
            Massachusetts IFA
            (Gordon College Project)
            Series '97 VRDN
     1,100  12/01/27 (b)............       3.90                    1,100,000
            Massachusetts IFA
            (Lasell Village)
            Series '98C VRDN
     1,500  12/01/08 (b)............       4.20                    1,500,000
            Massachusetts IFA
            (Mount Ida College
            Project)
            Series '97
            AMT VRDN
     1,470  12/01/27 (b)............       3.90                    1,470,000
            Massachusetts IFA
            (Newbury College
            Project)
            Series '96 VRDN
       691  6/01/21 (b).............       3.85                      691,000
            Massachusetts IFA
            (Prevention of Cruelty
            to Animals)
            Series '97 VRDN
       300  8/01/27 (b).............       3.90                      300,000

STATEMENT OF NET ASSETS
(continued)                   Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                        Value
--------------------------------------------------------------------------------
            Massachusetts IFA
            (S-N Bedding Co., Inc.)
            Series '98B
            AMT VRDN
$    1,500  11/01/23 (b)............       3.85%             $     1,500,000
            Massachusetts IFA
            (Showa Womens
            Institute, Inc.)
            Series '94 VRDN
       900  3/15/04 (b).............       5.00                      900,000
            Massachusetts IFA
            (Tamasi Family
            Development)
            VRDN
     1,000  5/01/13 (b).............       4.00                    1,000,000
            Massachusetts IFA
            (Techprint Issue)
            Series '97
            AMT VRDN
       872  6/01/17 (b).............       4.05                      872,000
            Massachusetts IFA PCR
            (Holyoke Water &
            Power Co.)
            Series '90
            AMT VRDN
     2,000  12/01/20 (b)............       3.75                    2,000,000
            Watertown GO
            Series '98 MBIA
       890  10/15/99 ...............       3.00                      906,414
            Westfield GO
            Series '98 FSA
       873  8/01/99 ................       3.77                      883,992
            Westford GO
            Series '98 FGIC
       630  5/15/99 ................       3.85                      635,280
                                                             ---------------
                                                                  26,401,585
                                                             ---------------
            NEW YORK-4.3%
            Long Island Power
            Authority
            (Electric System
            Revenue)
            Series '98-5 VRDN
       500  5/01/33 (b).............       5.10                      500,000
            New York ERDA PCR
            (Niagara Mohawk Corp.)
            Series '86A
            AMT VRDN
     1,000  12/01/26 (b)............       5.10                    1,000,000
                                                             ---------------
                                                                   1,500,000
                                                             ---------------
            OREGON-3.1%
            Oregon Economic
            Development Authority
            (Kyotaru Oregon Project)
            Series '89 AMT VRDN
     1,100  12/01/99 (b)............       4.38                    1,100,000
                                                             ---------------
            PUERTO RICO-5.7%
            Puerto Rico Industrial,
            Medical, Higher
            Education &
            Environment
            (Ana G. Mendez Educ.
            Foundation Project)
            VRDN
     2,000  12/01/15 (b)............       3.80                    2,000,000
                                                             ---------------
            SOUTH CAROLINA-1.4%
            Berkeley County IDA
            (Nucor Corp. Project)
            Series '95
            AMT VRDN
       500  9/01/28 (b).............       4.20                      500,000
                                                             ---------------
            TEXAS-0.9%
            Brazos River Harbor
            Navigation District
            (Dow Chemical Co.
            Project)
            Series '96
            AMT VRDN
       300  4/01/26 (b).............       5.30                      300,000
                                                             ---------------
            Total Municipal Bonds
            (amortized cost
            $32,401,585)............                              32,401,585
                                                             ---------------

                              Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                        Value
--------------------------------------------------------------------------------
            COMMERCIAL PAPER-8.6%
            MASSACHUSETTS-8.6%
            Massachusetts Bay
            Transportation Authority
            Series B
$    1,500  2/12/99 ................       3.00%             $     1,500,000
            Massachusetts Finance
            Agency Pollution Control
            (New England Power)
            Series '93B
     1,500  1/12/99 ................       3.25                    1,500,000
                                                             ---------------
            Total Commercial Paper
            (amortized cost
            $3,000,000).............                               3,000,000
                                                             ---------------
            TOTAL INVESTMENTS-101.0%
            (amortized cost
            $35,401,585)............                         $    35,401,585
            Other assets less
            liabilities-(1.0%)......                                (346,289)
                                                             ---------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            35,055,296 shares
            outstanding)............                         $    35,055,296
                                                             ===============

--------------------------------------------------------------------------------
(a) All securities either mature or their interest rate changes in one year or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

    Glossary of Terms:

    AMBAC  American Municipal Bond Assurance Corporation
    AMT    Alternative Minimum Tax
    BAN    Bond Anticipation Note
    ERDA   Energy Research & Development Authority
    FGIC   Financial Guaranty Insurance Company
    FSA    Financial Security Assurance
    GO     General Obligation
    IDA    Industrial Development Authority
    IDR    Industrial Development Revenue
    IFA    Industrial Finance Authority
    MBIA   Municipal Bond Investors Assurance
    PCR    Pollution Control Revenue

    See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 1998
(unaudited)                   Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

INVESTMENT INCOME
   Interest.............................................................                        $      582,542
EXPENSES
   Advisory fee (Note B)................................................    $       86,071
   Distribution assistance and administrative service (Note C)..........           113,658
   Custodian fees.......................................................            34,282
   Transfer agency (Note B).............................................            12,388
   Audit and legal fees.................................................             6,064
   Printing.............................................................             4,324
   Registration fees....................................................             3,833
   Trustees' fees.......................................................             1,165
   Amortization of organization expense.................................               937
   Miscellaneous........................................................             1,287
                                                                            --------------
   Total expenses.......................................................           264,009
   Less: expense reimbursement..........................................           (91,867)
                                                                            --------------
   Net expenses.........................................................                               172,142
                                                                                                --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..............................                        $      410,400
                                                                                                ==============

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                            Six Months Ended
                                                                            December 31, 1998     Year Ended
                                                                               (unaudited)       June 30, 1998
                                                                            ----------------   ----------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income................................................    $      410,400      $      707,293
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income................................................          (410,400)           (707,293)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E)................................................         7,222,896          12,786,301
                                                                            --------------      --------------
   Total increase.......................................................         7,222,896          12,786,301
NET ASSETS
   Beginning of year....................................................        27,832,400          15,046,099
                                                                            --------------      --------------
   End of period........................................................    $   35,055,296      $   27,832,400
                                                                            ==============      ==============

--------------------------------------------------------------------------------
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 1998 (unaudited)
                              Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio (the "Portfolio"). Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Organization Expenses

The organization expenses of the Portfolio are being amortized against income on a straight-line basis through July, 2002.

3. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 1998, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 1998, the reimbursement amounted to $91,867.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $9,000 for the six months ended December 31, 1998.

NOTES TO FINANCIAL STATEMENTS
(continued)                   Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of up to .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1998, the distribution fee amounted to $43,035. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 1998, such payments by the Portfolio amounted to $70,623, of which $46,000 was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At December 31, 1998, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At December 31, 1998, capital paid-in aggregated $35,055,296. Transactions, all at $1.00 per share, were as follows:

                                                                            Six Months Ended      Year Ended
                                                                            December 31, 1998      June 30,
                                                                               (unaudited)           1998
                                                                            ----------------   ----------------
Shares sold.............................................................        65,501,040         134,199,946
Shares issued on reinvestments of dividends.............................           410,400             707,293
Shares redeemed.........................................................       (58,688,544)       (122,120,938)
                                                                               -----------        ------------
Net increase ...........................................................         7,222,896          12,786,301
                                                                               ===========        ============

FINANCIAL HIGHLIGHTS          Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                     Six Months Ended    Year Ended   April 17, 1997(a)
                                                     December 31, 1998    June 30,         through
                                                        (unaudited)         1998        June 30, 1997
                                                     ----------------    ----------   -----------------
Net asset value, beginning of period ..................   $ 1.00           $ 1.00          $ 1.00
                                                          ------           ------          ------
Income From Investment Operations
Net investment income (b) .............................     .012             .028            .007
                                                          ------           ------          ------
Less: Dividends
Dividends from net investment income ..................    (.012)           (.028)          (.007)
                                                          ------           ------          ------
Net asset value, end of period ........................   $ 1.00           $ 1.00          $ 1.00
                                                          ======           ======          ======
Total Return
Total investment return based on net asset value (c) ..     2.40%(d)         2.83%           3.53%(d)
Ratios/Supplemental Data
Net assets, end of period (000's omitted) .............  $35,055          $27,832         $15,046
Ratios to average net assets of:
   Expenses, net of waivers and reimbursements ........     1.00%(d)          .85%            .50%(d)
   Expenses, before waivers and reimbursements ........     1.53%(d)         1.37%           2.99%(d)
   Net investment income (b) ..........................     2.38%(d)         2.80%           3.47%(d)

--------------------------------------------------------------------------------
(a) Commencement of operations.

(b) Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(d) Annualized.

                                                              -----------------
                                                                  BULK RATE
Alliance Municipal Trust - Massachusetts Portfolio              U.S. POSTAGE
1345 Avenue of the Americas, New York, NY 10105                      PAID
Toll free 1 (800) 221-5672                                      New York, NY
                                                               Permit No. 7131
                                                              -----------------

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|1| |#| |1| |#| |1| |5| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
------------------------------------------------------------

AllianceCapital [LOGO](R)

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMASR